UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------


Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.):   (  ) is a restatement.
                                    (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc.
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Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
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             West Conshohocken, PA 19428
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Form 13F File Number: 028-11995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian A. Szautner
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Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.
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Phone:   610-684-8017
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Signature, Place, and Date of Signing:

/s/ Christian A. Szautner      West Conshohocken, PA           November 10, 2011
---------------------------    --------------------------      -----------------
(Signature)                    (City, State)                   (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-05508                   Aronson+Johnson+Ortiz LP

28-04441                   Westport Asset Management, Inc.

28-04097                   Shapiro Capital Management LLC

28-11450                   Mondrian Investment Partners Limited

28-03743                   Marathon Asset Management, LLP

28-04557                   Wellington Management Company, LLP

28-13826                   Brookfield Investment Management Inc.

28-01399                   Southeastern Asset Management, Inc.


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:   7
                                          -

Form 13F Information Table Value Total (in thousands):   $46,201
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List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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           Item 1:           Item 2:        Item 3:     Item 4:     Item 5:         Item 6:           Item 7:         Item 8:
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                                                                              Investment Discretion  Managers       Voting Auth.
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                                                        Market     Shares or   (a)    (b)     (c)               (a)    (b)      (c)
                                                         Value     Principal  Sole  Shared   Shared            Sole   Shared   None
Name Of Issuer          Title of Class    CUSIP     (in thousands)    Amt.          Defined   Other
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
VANGUARD INTERNATIONAL  FTSE All-World
EQUITY INDEX FUNDS      ex-US ETF         922042775         3,872  100,000 SH   X                             100,000
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VANGUARD INTERNATIONAL  MSCI Emerging
EQUITY INDEX FUNDS      Markets ETF       922042858        31,224  870,000 SH   X                             870,000
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iSHARES TRUST           MSCI Emerging
                        Markets Index     464287234         2,074   59,100 SH          X                                      59,100
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iSHARES TRUST           MSCI EAFE Index   464287465           607   12,700 SH          X                                      12,700
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iSHARES TRUST           S&P Global Energy
                        Sector Index      464287341         1,114   33,575 SH          X                                      33,575
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iSHARES TRUST           S&P Global
                        Materials Sector
                        Index             464288695           778   14,500 SH          X                                      14,500
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VANGUARD INTERNATIONAL  MSCI Emerging
EQUITY INDEX FUNDS      Markets ETF       922042858         6,532  182,000 SH          X                                     182,000
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